UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2013

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (16.0%)
*	O'Reilly Automotive Inc.	369,500	41,613
	Wyndham Worldwide Corp.	513,900	29,410
*	PulteGroup Inc.	1,521,500	28,863
	Gannett Co. Inc.	1,114,500	27,261
	Dillard's Inc. Class A	315,370	25,851
^	Buckle Inc.	445,000	23,149
	Domino's Pizza Inc.	375,720	21,848
	Brinker International Inc.	516,950	20,383
*	Conn's Inc.	358,900	18,577
	Regal Entertainment Group Class A	1,029,900	18,435
	Foot Locker Inc.	400,000	14,052
	PetSmart Inc.	205,700	13,780
^	Sturm Ruger & Co. Inc.	273,700	13,149
*	Tenneco Inc.	277,995	12,588
	Thor Industries Inc.	251,500	12,369
*,^ Smith & Wesson Holding Corp.		1,165,000	11,627
*,^ Coinstar Inc.		197,990	11,616
*	Cabela's Inc.	165,300	10,705
*,^ Hovnanian Enterprises Inc. Class A		1,880,200	10,548
	Harley-Davidson Inc.	176,300	9,665
*	Starz	423,100	9,350
	Mattel Inc.	197,900	8,967
	Starwood Hotels & Resorts Worldwide Inc.	141,200	8,922
	Polaris Industries Inc.	92,482	8,786
	Brown Shoe Co. Inc.	401,600	8,646
*	Grand Canyon Education Inc.	264,000	8,509
*	ANN Inc.	253,400	8,413
	American Eagle Outfitters Inc.	447,600	8,173
	Hanesbrands Inc.	158,400	8,145
	Expedia Inc.	134,550	8,093
	Cheesecake Factory Inc.	185,500	7,771
	Dana Holding Corp.	373,000	7,184
*	TRW Automotive Holdings Corp.	106,400	7,069
	Abercrombie & Fitch Co.	154,800	7,005
*	LeapFrog Enterprises Inc.	702,400	6,912
*	Charter Communications Inc. Class A	55,800	6,911
	PVH Corp.	55,200	6,903
	Newell Rubbermaid Inc.	261,600	6,867
	Whirlpool Corp.	59,800	6,839
	Genuine Parts Co.	85,000	6,636
*	Goodyear Tire & Rubber Co.	409,700	6,264
*	BorgWarner Inc.	71,000	6,117
*	Mohawk Industries Inc.	48,900	5,501
*	Jack in the Box Inc.	128,200	5,037
	GameStop Corp. Class A	115,500	4,854
	Brunswick Corp.	142,800	4,562
	Service Corp. International	216,200	3,898
	Rent-A-Center Inc.	103,400	3,883
	Cracker Barrel Old Country Store Inc.	40,800	3,862

	Stage Stores Inc.	160,900	3,781
	Leggett & Platt Inc.	118,200	3,675
	Meredith Corp.	68,200	3,253
*	Overstock.com Inc.	113,800	3,209
	Delphi Automotive plc	62,500	3,168
*	AMC Networks Inc. Class A	46,400	3,035
*	MGM Resorts International	200,000	2,956
	NACCO Industries Inc. Class A	50,000	2,864
	Lear Corp.	44,400	2,684
*	Liberty Interactive Corp. Class A	104,300	2,400
*	Red Robin Gourmet Burgers Inc.	43,300	2,389
*	Lamar Advertising Co. Class A	53,300	2,313
*	Madison Square Garden Co. Class A	37,400	2,216
	Dunkin' Brands Group Inc.	47,800	2,047
	International Game Technology	115,000	1,922
	Tupperware Brands Corp.	23,800	1,849
	Chico's FAS Inc.	105,800	1,805
*	Marriott Vacations Worldwide Corp.	41,500	1,794
*	Journal Communications Inc. Class A	215,261	1,612
	Blyth Inc.	74,600	1,041
	OfficeMax Inc.	69,750	714
			626,295
Consumer Staples (5.4%)
	Ingredion Inc.	328,600	21,563
	Clorox Co.	214,200	17,808
	JM Smucker Co.	169,800	17,515
*	Dean Foods Co.	1,623,704	16,269
	Herbalife Ltd.	334,778	15,112
	Energizer Holdings Inc.	117,500	11,810
*	Rite Aid Corp.	3,486,300	9,971
	Safeway Inc.	398,100	9,419
	Universal Corp.	157,800	9,129
	Tyson Foods Inc. Class A	350,000	8,988
*	WhiteWave Foods Co. Class B	590,706	8,979
	Coca-Cola Enterprises Inc.	246,700	8,674
	Lancaster Colony Corp.	108,519	8,463
*	SUPERVALU Inc.	1,189,400	7,398
*	WhiteWave Foods Co. Class A	414,766	6,740
*	Green Mountain Coffee Roasters Inc.	88,400	6,635
	Sanderson Farms Inc.	96,900	6,436
	Dr Pepper Snapple Group Inc.	125,400	5,760
	Nu Skin Enterprises Inc. Class A	80,300	4,908
*,^ USANA Health Sciences Inc.		65,700	4,755
*	Pilgrim's Pride Corp.	229,900	3,435
			209,767
Energy (6.3%)
	Tesoro Corp.	611,600	31,999
	Helmerich & Payne Inc.	482,092	30,107
	Core Laboratories NV	192,000	29,119
	Western Refining Inc.	797,400	22,383
	Delek US Holdings Inc.	554,800	15,967
	Cabot Oil & Gas Corp.	211,400	15,014
*	Rosetta Resources Inc.	311,645	13,251
	HollyFrontier Corp.	284,100	12,154
	Energy XXI Bermuda Ltd.	450,600	9,994
*	EPL Oil & Gas Inc.	280,200	8,227

* Exterran Holdings Inc.	281,700	7,921
* Stone Energy Corp.	323,212	7,120
* Denbury Resources Inc.	369,800	6,405
* Ultra Petroleum Corp.	251,400	4,983
Bristow Group Inc.	57,500	3,756
CVR Energy Inc.	79,000	3,745
Alon USA Energy Inc.	204,900	2,963
* Hornbeck Offshore Services Inc.	52,900	2,830
* Vaalco Energy Inc.	460,100	2,632
EXCO Resources Inc.	340,100	2,598
* Geospace Technologies Corp.	34,500	2,383
* Hercules Offshore Inc.	326,000	2,295
* Oasis Petroleum Inc.	55,000	2,138
Diamond Offshore Drilling Inc.	29,300	2,015
RPC Inc.	129,400	1,787
Patterson-UTI Energy Inc.	78,200	1,513
Berry Petroleum Co. Class A	18,800	796
		246,095
Financials (20.7%)
Huntington Bancshares Inc.	4,332,800	34,142
Torchmark Corp.	488,795	31,840
KeyCorp	2,599,930	28,703
Discover Financial Services	569,925	27,151
* World Acceptance Corp.	299,819	26,066
Regions Financial Corp.	2,607,200	24,847
* Arch Capital Group Ltd.	464,826	23,897
CapitalSource Inc.	2,544,000	23,863
XL Group plc Class A	689,500	20,906
Host Hotels & Resorts Inc.	1,142,900	19,281
Moody's Corp.	290,900	17,725
PartnerRe Ltd.	185,000	16,754
Kimco Realty Corp.	759,500	16,276
Allied World Assurance Co. Holdings AG	170,900	15,639
Plum Creek Timber Co. Inc.	334,700	15,620
Protective Life Corp.	349,800	13,436
Extra Space Storage Inc.	313,540	13,147
Corrections Corp. of America	381,132	12,909
East West Bancorp Inc.	454,200	12,490
Omega Healthcare Investors Inc.	388,900	12,064
* Portfolio Recovery Associates Inc.	77,200	11,860
National Retail Properties Inc.	340,000	11,696
Weingarten Realty Investors	374,500	11,523
Retail Properties of America Inc.	799,900	11,423
^ Lexington Realty Trust	952,700	11,128
CBOE Holdings Inc.	237,800	11,091
EPR Properties	215,200	10,818
CBL & Associates Properties Inc.	499,374	10,697
* Sunstone Hotel Investors Inc.	881,000	10,642
DCT Industrial Trust Inc.	1,460,300	10,441
Regency Centers Corp.	202,700	10,299
Brandywine Realty Trust	757,032	10,235
* St. Joe Co.	478,900	10,081
Medical Properties Trust Inc.	683,200	9,783
* Popular Inc.	316,300	9,593
Post Properties Inc.	192,700	9,537
Ryman Hospitality Properties	240,500	9,382
Pennsylvania REIT	482,400	9,108

*	American Capital Ltd.	713,089	9,035
	Platinum Underwriters Holdings Ltd.	155,500	8,898
*	Credit Acceptance Corp.	73,822	7,755
	Unum Group	256,300	7,528
	Everest Re Group Ltd.	56,100	7,195
	Lincoln National Corp.	187,000	6,820
	Validus Holdings Ltd.	186,600	6,740
*	Howard Hughes Corp.	58,800	6,591
	Primerica Inc.	171,100	6,406
	Nelnet Inc. Class A	174,112	6,284
	Montpelier Re Holdings Ltd.	244,300	6,110
	HCC Insurance Holdings Inc.	140,200	6,044
	Apartment Investment & Management Co. Class A	190,200	5,714
	Associated Banc-Corp	364,200	5,663
	Coresite Realty Corp.	164,300	5,226
*,^ Nationstar Mortgage Holdings Inc.		138,400	5,182
	Umpqua Holdings Corp.	338,000	5,073
	Provident Financial Services Inc.	293,425	4,630
	Geo Group Inc.	136,300	4,627
	Realty Income Corp.	105,600	4,427
	RLJ Lodging Trust	196,100	4,410
	American Financial Group Inc.	86,689	4,240
*	Forest City Enterprises Inc. Class A	233,800	4,187
	Axis Capital Holdings Ltd.	91,400	4,184
	Comerica Inc.	102,800	4,094
	Sovran Self Storage Inc.	59,800	3,874
	Cathay General Bancorp	185,510	3,775
	Home Properties Inc.	55,500	3,628
	CNO Financial Group Inc.	277,200	3,592
	PrivateBancorp Inc.	152,500	3,234
*	iStar Financial Inc.	279,055	3,151
	RenaissanceRe Holdings Ltd.	35,500	3,081
	UDR Inc.	120,000	3,059
	Principal Financial Group Inc.	70,900	2,655
	Sabra Health Care REIT Inc.	97,500	2,546
	Apollo Residential Mortgage Inc.	153,400	2,528
	Webster Financial Corp.	90,500	2,324
	Ramco-Gershenson Properties Trust	148,300	2,303
	Federated Investors Inc. Class B	83,100	2,278
	Zions Bancorporation	77,000	2,224
*	Flagstar Bancorp Inc.	157,100	2,193
	Home Loan Servicing Solutions Ltd.	90,900	2,179
	STAG Industrial Inc.	104,300	2,081
	Stewart Information Services Corp.	77,400	2,027
	Susquehanna Bancshares Inc.	157,400	2,023
	Corporate Office Properties Trust	76,000	1,938
	Aspen Insurance Holdings Ltd.	49,700	1,843
*	First Cash Financial Services Inc.	37,300	1,836
	First American Financial Corp.	73,600	1,622
	Oritani Financial Corp.	94,900	1,488
	Bancfirst Corp.	25,783	1,200
	Republic Bancorp Inc. Class A	50,311	1,103
	Camden National Corp.	25,345	899
	MFA Financial Inc.	92,300	780
	American Capital Agency Corp.	21,300	490
			811,110

Health Care (10.4%)
	Omnicare Inc.	755,500	36,045
^	ResMed Inc.	740,783	33,432
*	Actavis Inc.	264,400	33,373
*	Mylan Inc.	986,300	30,605
*	Cyberonics Inc.	456,000	23,694
	AmerisourceBergen Corp. Class A	420,504	23,477
*	Cubist Pharmaceuticals Inc.	280,800	13,563
*	Magellan Health Services Inc.	237,100	13,297
*	Thoratec Corp.	400,200	12,530
*	Isis Pharmaceuticals Inc.	433,500	11,648
*	Sirona Dental Systems Inc.	171,600	11,305
*	Charles River Laboratories International Inc.	250,900	10,294
*	Brookdale Senior Living Inc. Class A	343,700	9,087
*	Edwards Lifesciences Corp.	133,700	8,985
^	PDL BioPharma Inc.	1,163,100	8,979
*	Medicines Co.	267,875	8,240
*	Santarus Inc.	319,300	6,721
	Chemed Corp.	88,700	6,425
*	CareFusion Corp.	165,400	6,095
*	Seattle Genetics Inc.	184,900	5,817
*	United Therapeutics Corp.	84,300	5,549
*,^ Bio-Reference Labs Inc.		170,700	4,908
*	Pharmacyclics Inc.	60,900	4,840
	West Pharmaceutical Services Inc.	68,600	4,820
*,^ Arena Pharmaceuticals Inc.		621,200	4,783
*	ABIOMED Inc.	213,200	4,597
*	Life Technologies Corp.	61,200	4,529
*	NPS Pharmaceuticals Inc.	268,900	4,060
*	Salix Pharmaceuticals Ltd.	61,300	4,055
*	Celldex Therapeutics Inc.	259,000	4,043
*	ICU Medical Inc.	49,600	3,574
*	Nektar Therapeutics	302,900	3,498
*	Molina Healthcare Inc.	94,000	3,495
*	Mettler-Toledo International Inc.	16,300	3,280
	Analogic Corp.	39,900	2,906
*	PAREXEL International Corp.	58,600	2,692
*	Alkermes plc	92,900	2,664
	Warner Chilcott plc Class A	132,100	2,626
*	Health Management Associates Inc. Class A	162,800	2,559
*	Covance Inc.	31,000	2,360
	Ensign Group Inc.	67,000	2,360
	Select Medical Holdings Corp.	279,300	2,290
*	Centene Corp.	40,300	2,114
*	Health Net Inc.	64,500	2,052
*	Incyte Corp. Ltd.	88,300	1,943
*	HealthSouth Corp.	67,400	1,941
*	Bruker Corp.	119,200	1,925
*	Auxilium Pharmaceuticals Inc.	92,500	1,538
*	Gentiva Health Services Inc.	104,400	1,040
*	SurModics Inc.	30,200	604
			407,257
Industrials (14.6%)
*	Delta Air Lines Inc.	2,428,200	45,432
	Dun & Bradstreet Corp.	350,600	34,166
	Triumph Group Inc.	416,166	32,939
	Textron Inc.	1,176,200	30,640

	Cintas Corp.	568,900	25,908
*,^ US Airways Group Inc.		1,507,900	24,760
	Huntington Ingalls Industries Inc.	425,600	24,038
	Trinity Industries Inc.	577,500	22,199
	EnerSys Inc.	448,557	21,997
	AO Smith Corp.	568,200	20,614
	Flowserve Corp.	340,800	18,407
*	USG Corp.	679,300	15,658
*	Alaska Air Group Inc.	298,890	15,542
	Avery Dennison Corp.	303,500	12,978
	Rockwell Collins Inc.	177,700	11,268
	Lincoln Electric Holdings Inc.	163,600	9,369
	L-3 Communications Holdings Inc.	95,600	8,197
	Alliant Techsystems Inc.	97,300	8,011
	ADT Corp.	197,600	7,874
	Steelcase Inc. Class A	518,400	7,558
	Fortune Brands Home & Security Inc.	191,400	7,415
	AMERCO	45,740	7,405
	Masco Corp.	378,900	7,385
	Toro Co.	154,700	7,025
*	Hertz Global Holdings Inc.	274,000	6,795
	Hyster-Yale Materials Handling Inc.	105,600	6,631
	Nielsen Holdings NV	184,700	6,204
	Southwest Airlines Co.	463,600	5,976
	Robert Half International Inc.	179,300	5,958
	Equifax Inc.	94,600	5,575
	ITT Corp.	179,300	5,273
*	AECOM Technology Corp.	162,600	5,169
	Carlisle Cos. Inc.	82,200	5,122
	Hubbell Inc. Class B	47,600	4,712
*	Taser International Inc.	553,000	4,712
	Exelis Inc.	330,500	4,558
*	Hexcel Corp.	125,400	4,270
	Deluxe Corp.	122,413	4,242
	Standex International Corp.	76,450	4,033
	Lennox International Inc.	55,000	3,550
*	B/E Aerospace Inc.	54,900	3,463
	Kansas City Southern	32,500	3,444
	Pall Corp.	51,500	3,421
*	Trex Co. Inc.	68,700	3,263
	Towers Watson & Co. Class A	39,000	3,196
*	Mobile Mini Inc.	95,000	3,149
	Mueller Water Products Inc. Class A	446,500	3,085
	GATX Corp.	61,400	2,912
	AGCO Corp.	55,000	2,760
*	Owens Corning	70,000	2,736
*	Jacobs Engineering Group Inc.	49,000	2,701
	Mueller Industries Inc.	48,800	2,461
*	Saia Inc.	76,050	2,279
	Crane Co.	37,900	2,271
*	Oshkosh Corp.	59,300	2,252
	IDEX Corp.	36,700	1,975
	Apogee Enterprises Inc.	78,600	1,886
	Mine Safety Appliances Co.	40,500	1,885
	Valmont Industries Inc.	13,000	1,860
	Manpowergroup Inc.	33,100	1,814
	Brink's Co.	70,800	1,806

*	Terex Corp.	67,700	1,780
	Manitowoc Co. Inc.	94,500	1,692
	G&K Services Inc. Class A	31,100	1,480
			569,136
Information Technology (15.6%)
	Seagate Technology plc	976,950	43,797
	Western Digital Corp.	668,000	41,476
*	Alliance Data Systems Corp.	189,800	34,359
*	Gartner Inc.	578,791	32,985
*,^ SunPower Corp. Class A		1,528,700	31,644
*	LSI Corp.	4,047,600	28,900
*	Anixter International Inc.	372,508	28,240
*	Cadence Design Systems Inc.	1,827,400	26,461
	Fidelity National Information Services Inc.	573,000	24,547
*	CACI International Inc. Class A	349,000	22,158
	Maxim Integrated Products Inc.	748,850	20,803
*	CommVault Systems Inc.	210,700	15,990
*	CoreLogic Inc.	626,000	14,504
*	SanDisk Corp.	194,100	11,860
	Jack Henry & Associates Inc.	241,600	11,387
*	LinkedIn Corp. Class A	58,300	10,395
	Heartland Payment Systems Inc.	268,500	10,002
*	Kulicke & Soffa Industries Inc.	896,500	9,915
*	Tech Data Corp.	198,900	9,366
*	Avnet Inc.	269,100	9,042
*	Manhattan Associates Inc.	113,500	8,758
	MAXIMUS Inc.	113,540	8,456
	AOL Inc.	225,900	8,241
*	Freescale Semiconductor Ltd.	577,000	7,818
*	Advanced Micro Devices Inc.	1,824,035	7,442
*	SunEdison Inc.	889,900	7,270
*	ValueClick Inc.	291,200	7,187
*	Electronics for Imaging Inc.	239,500	6,775
	DST Systems Inc.	103,230	6,744
*	Electronic Arts Inc.	287,500	6,604
	NVIDIA Corp.	460,200	6,457
*	Brocade Communications Systems Inc.	1,031,700	5,943
*	Aspen Technology Inc.	203,000	5,844
*	Ingram Micro Inc.	299,500	5,688
	Computer Sciences Corp.	121,800	5,331
*	Micron Technology Inc.	367,900	5,272
*	Acxiom Corp.	223,200	5,062
	Plantronics Inc.	110,900	4,871
*	Advanced Energy Industries Inc.	276,100	4,807
*	SYNNEX Corp.	113,274	4,789
*	Unisys Corp.	205,900	4,544
*	ON Semiconductor Corp.	500,000	4,040
	Amphenol Corp. Class A	43,800	3,414
*	ARRIS Group Inc.	225,000	3,229
	Mentor Graphics Corp.	150,000	2,932
*	Ultratech Inc.	79,200	2,908
*	Vantiv Inc. Class A	86,600	2,390
	KLA-Tencor Corp.	39,100	2,179
*	Rambus Inc.	249,300	2,141
*	RF Micro Devices Inc.	399,400	2,137
	Broadridge Financial Solutions Inc.	79,000	2,100
*	Cardtronics Inc.	74,596	2,059

* Itron Inc.	47,900	2,032
* NeuStar Inc. Class A	41,200	2,006
Lender Processing Services Inc.	59,400	1,922
* First Solar Inc.	40,800	1,825
* Zebra Technologies Corp.	40,700	1,768
		610,816
Materials (5.0%)
Eastman Chemical Co.	467,986	32,764
CF Industries Holdings Inc.	170,200	29,189
Valspar Corp.	389,900	25,215
Westlake Chemical Corp.	165,386	15,945
* WR Grace & Co.	144,800	12,169
Packaging Corp. of America	219,500	10,747
* Graphic Packaging Holding Co.	1,154,119	8,933
NewMarket Corp.	32,822	8,618
Schweitzer-Mauduit International Inc.	128,878	6,428
American Vanguard Corp.	244,500	5,729
Rock Tenn Co. Class A	51,000	5,094
Worthington Industries Inc.	120,800	3,830
* Owens-Illinois Inc.	130,000	3,613
Kaiser Aluminum Corp.	54,400	3,369
Neenah Paper Inc.	93,600	2,974
* Louisiana-Pacific Corp.	190,800	2,822
International Flavors & Fragrances Inc.	36,600	2,751
* Headwaters Inc.	292,100	2,582
* Chemtura Corp.	125,500	2,548
Axiall Corp.	57,200	2,436
Minerals Technologies Inc.	52,600	2,174
Bemis Co. Inc.	48,200	1,886
Steel Dynamics Inc.	121,500	1,811
Ball Corp.	41,000	1,703
* SunCoke Energy Inc.	114,600	1,607
		196,937
Telecommunication Services (0.3%)
Frontier Communications Corp.	2,565,300	10,389
Windstream Corp.	244,600	1,886
		12,275
Utilities (5.0%)
Ameren Corp.	846,800	29,164
DTE Energy Co.	328,050	21,983
Pinnacle West Capital Corp.	387,700	21,506
Portland General Electric Co.	687,500	21,031
American Water Works Co. Inc.	448,800	18,504
PNM Resources Inc.	662,335	14,697
Southwest Gas Corp.	271,640	12,710
CMS Energy Corp.	421,100	11,441
Vectren Corp.	230,700	7,805
Black Hills Corp.	158,000	7,702
CenterPoint Energy Inc.	252,400	5,929
UGI Corp.	100,000	3,911
NV Energy Inc.	158,000	3,707
American States Water Co.	54,000	2,898
Westar Energy Inc.	84,700	2,707
Great Plains Energy Inc.	110,000	2,479
AGL Resources Inc.	49,900	2,139
Atmos Energy Corp.	45,500	1,868

MGE Energy Inc.			25,000	1,369
Laclede Group Inc.			27,600	1,260
				194,810
Total Common Stocks (Cost $3,083,319)				3,884,498
	Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund	0.127%		80,153,000	80,153

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	500	500
[5,6] Freddie Mac Discount Notes	0.090%	9/23/13	1,000	999
[5,6] Freddie Mac Discount Notes	0.095%	11/18/13	500	500
				1,999
Total Temporary Cash Investments (Cost $82,152)				82,152
Total Investments (101.4%) (Cost $3,165,471)				3,966,650
Other Assets and Liabilities-Net (-1.4%)[3]				(56,662)
Net Assets (100%)				3,909,988

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $47,013,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $49,080,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Strategic Equity Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,884,498	—	—
Temporary Cash Investments	80,153	1,999	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(49)	—	—
Total	3,964,603	1,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2013	154	15,011	(120)
E-mini S&P MidCap 400 Index	September 2013	84	9,726	47

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2013, the cost of investment securities for tax purposes was $3,165,471,000. Net unrealized appreciation of investment securities for tax purposes was $801,179,000, consisting of unrealized gains of $849,491,000 on securities that had risen in value since their purchase and $48,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Capital Opportunity Fund

Schedule of Investments
As of June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (94.7%)
Consumer Discretionary (9.4%)
*	CarMax Inc.	4,186,797	193,263
	TJX Cos. Inc.	2,580,000	129,155
*	DIRECTV	2,081,476	128,261
*,^ Tesla Motors Inc.		841,366	90,388
	Carnival Corp.	2,038,900	69,914
*	DreamWorks Animation SKG Inc. Class A	2,510,000	64,407
*	Bed Bath & Beyond Inc.	703,700	49,892
*	Ascena Retail Group Inc.	2,735,200	47,729
	Royal Caribbean Cruises Ltd.	1,318,001	43,942
	Las Vegas Sands Corp.	340,000	17,996
*	Amazon.com Inc.	58,700	16,300
*	Tribune Co.	225,000	12,802
	L Brands Inc.	214,100	10,544
	Lowe's Cos. Inc.	245,000	10,021
	Ross Stores Inc.	114,900	7,447
*	Shutterfly Inc.	15,000	837
*	Panera Bread Co. Class A	2,205	410
			893,308
Energy (1.7%)
	Cabot Oil & Gas Corp.	725,400	51,518
	Noble Energy Inc.	596,000	35,784
	Transocean Ltd.	400,000	19,180
	National Oilwell Varco Inc.	237,000	16,329
	Oceaneering International Inc.	215,000	15,523
	Ensco plc Class A	143,340	8,331
*	Southwestern Energy Co.	220,000	8,037
	Range Resources Corp.	65,000	5,026
*	Cameron International Corp.	58,000	3,547
	Noble Corp.	30,000	1,127
			164,402
Financials (2.0%)
	Charles Schwab Corp.	7,345,000	155,934
	Chubb Corp.	300,000	25,395
	CME Group Inc.	83,100	6,314
			187,643
Health Care (35.3%)
*	Biogen Idec Inc.	2,810,438	604,806
	Amgen Inc.	5,087,600	501,943
	Roche Holding AG	1,561,578	387,580
	Eli Lilly & Co.	6,819,000	334,949
*	BioMarin Pharmaceutical Inc.	4,743,600	264,645
	Medtronic Inc.	4,709,200	242,383
	Novartis AG ADR	3,131,000	221,393
*	Life Technologies Corp.	2,875,945	212,849
*	QIAGEN NV	7,829,000	155,875
*	Illumina Inc.	1,198,100	89,666
*	Boston Scientific Corp.	7,216,300	66,895
*	Pharmacyclics Inc.	645,100	51,266

*	Seattle Genetics Inc.	1,359,119	42,758
	Abbott Laboratories	1,099,600	38,354
*	Charles River Laboratories International Inc.	606,000	24,864
*	ImmunoGen Inc.	1,280,000	21,235
*	Edwards Lifesciences Corp.	280,000	18,816
	PerkinElmer Inc.	561,900	18,262
*	Affymetrix Inc.	2,700,600	11,991
*	Waters Corp.	104,610	10,466
*,^ Dendreon Corp.		2,309,000	9,513
*	InterMune Inc.	947,200	9,112
	Zimmer Holdings Inc.	54,000	4,047
*	Cerner Corp.	5,000	480
			3,344,148
Industrials (10.0%)
	FedEx Corp.	2,754,430	271,532
	Southwest Airlines Co.	10,935,100	140,953
	Rockwell Automation Inc.	995,000	82,724
^	Ritchie Bros Auctioneers Inc.	2,962,000	56,930
*	Delta Air Lines Inc.	2,873,000	53,754
	Union Pacific Corp.	325,000	50,141
*	United Continental Holdings Inc.	1,406,100	43,997
*	JetBlue Airways Corp.	6,940,150	43,723
*	Jacobs Engineering Group Inc.	676,000	37,268
*	AECOM Technology Corp.	1,128,500	35,875
	European Aeronautic Defence and Space Co. NV	626,440	33,515
	C.H. Robinson Worldwide Inc.	569,600	32,074
	IDEX Corp.	387,000	20,824
	Chicago Bridge & Iron Co. NV	280,000	16,705
	Expeditors International of Washington Inc.	380,000	14,444
	Babcock & Wilcox Co.	375,000	11,261
*	US Airways Group Inc.	57,000	936
			946,656
Information Technology (33.5%)
*	Google Inc. Class A	319,105	280,930
*	Cree Inc.	3,944,900	251,921
*	Adobe Systems Inc.	4,124,500	187,912
	Symantec Corp.	8,286,200	186,191
	Texas Instruments Inc.	4,811,400	167,774
	ASML Holding NV	2,030,040	160,576
*	Electronic Arts Inc.	6,919,000	158,929
	Microsoft Corp.	4,440,000	153,313
	Altera Corp.	4,350,000	143,507
*	Trimble Navigation Ltd.	5,386,200	140,095
	Corning Inc.	8,080,000	114,978
*	SanDisk Corp.	1,830,248	111,828
*	Flextronics International Ltd.	12,249,600	94,812
*	Micron Technology Inc.	5,630,000	80,678
*	NeuStar Inc. Class A	1,623,416	79,028
*,^ Research In Motion Ltd.		7,108,700	74,428
	NVIDIA Corp.	4,743,000	66,544
	EMC Corp.	2,800,000	66,136
	Visa Inc. Class A	334,430	61,117
*	NetApp Inc.	1,421,500	53,704
*,1 Descartes Systems Group Inc.		4,645,000	53,557
	Plantronics Inc.	1,150,000	50,508
	Hewlett-Packard Co.	1,635,000	40,548

QUALCOMM Inc.		659,325	40,272
*,1 FormFactor Inc.		5,634,700	38,034
* Rambus Inc.		4,400,000	37,796
* Nuance Communications Inc.		1,645,000	30,235
KLA-Tencor Corp.		525,000	29,258
FEI Co.		370,000	27,006
Motorola Solutions Inc.		390,000	22,515
Intuit Inc.		363,000	22,154
Jabil Circuit Inc.		1,000,000	20,380
* Entegris Inc.		2,019,231	18,961
Apple Inc.		37,000	14,655
Accenture plc Class A		191,700	13,795
Mastercard Inc. Class A		23,600	13,558
* Ciena Corp.		607,142	11,791
* F5 Networks Inc.		153,225	10,542
Analog Devices Inc.		225,000	10,139
Applied Materials Inc.		540,000	8,051
Xilinx Inc.		200,000	7,922
* Brocade Communications Systems Inc.		1,100,000	6,336
*,^ Smart Technologies Inc. Class A		4,371,304	5,945
* ExactTarget Inc.		37,500	1,265
* Workday Inc. Class A		6,025	386
* Facebook Inc. Class A		100	3
			3,170,013
Materials (2.5%)
Monsanto Co.		2,330,786	230,282
* Boise Cascade Co.		33,900	861
			231,143
Utilities (0.3%)
Public Service Enterprise Group Inc.		402,800	13,156
AES Corp.		999,999	11,990
			25,146
Total Common Stocks (Cost $5,115,978)			8,962,459
	Coupon
Temporary Cash Investment (6.2%)
Money Market Fund (6.2%)

[2,3] Vanguard Market Liquidity Fund (Cost $587,363)	0.127%	587,363,336	587,363
Total Investments (100.9%) (Cost $5,703,341)			9,549,822
Other Assets and Liabilities-Net (-0.9%)[3]			(86,952)
Net Assets (100%)			9,462,870

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $73,557,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $90,158,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Capital Opportunity Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,541,364	421,095	—
Temporary Cash Investments	587,363	—	—
Total	9,128,727	421,095	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2012		from		June 30, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group Inc.	40,644	—	—	—	53,557

Capital Opportunity Fund

FormFactor Inc.	32,250	—	631	—	38,034
	72,894			—	91,591

E. At June 30, 2013, the cost of investment securities for tax purposes was $5,703,341,000. Net unrealized appreciation of investment securities for tax purposes was $3,846,481,000, consisting of unrealized gains of $4,238,809,000 on securities that had risen in value since their purchase and $392,328,000 in unrealized losses on securities that had fallen in value since their purchase.

Global Equity Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Argentina (0.2%)
Arcos Dorados Holdings Inc. Class A	592,347	6,919

Australia (0.9%)
Brambles Ltd.	1,704,100	14,516
Amcor Ltd.	644,521	5,957
Australia & New Zealand Banking Group Ltd.	85,147	2,210
* Alumina Ltd.	2,074,788	1,847
BHP Billiton Ltd.	56,500	1,626
Iluka Resources Ltd.	177,135	1,596
Orica Ltd.	75,565	1,425
* BlueScope Steel Ltd.	330,346	1,405
Fairfax Media Ltd.	2,872,345	1,299
Coca-Cola Amatil Ltd.	99,971	1,158
Santos Ltd.	84,469	962
SAI Global Ltd.	244,236	809
Toll Holdings Ltd.	146,522	709
DuluxGroup Ltd.	179,926	692
* Transpacific Industries Group Ltd.	781,890	570
Ansell Ltd.	18,140	292
* Goodman Fielder Ltd.	428,495	287
		37,360
Austria (0.1%)
Andritz AG	15,413	791
Oesterreichische Post AG	19,393	755
Wienerberger AG	37,426	431
		1,977
Belgium (0.1%)
Anheuser-Busch InBev NV	44,919	4,044

Brazil (0.9%)
BM&FBovespa SA	2,024,900	11,144
Petroleo Brasileiro SA ADR Type A	430,000	6,304
Petroleo Brasileiro SA Prior Pfd.	506,000	3,685
Odontoprev SA	796,253	3,279
Vale SA Prior Pfd.	269,100	3,267
EDP - Energias do Brasil SA	600,000	3,020
Cia de Saneamento Basico do Estado de Sao Paulo ADR	171,930	1,790
Telefonica Brasil SA Prior Pfd.	64,800	1,470
Cia de Saneamento Basico do Estado de Sao Paulo	141,600	1,463
Cia Energetica de Minas Gerais Prior Pfd.	92,000	819
Cremer SA	109,000	673
* B2W Cia Digital	137,800	408
Petroleo Brasileiro SA ADR	21,600	290
		37,612
Canada (2.1%)
Bank of Montreal	315,700	18,311
Magna International Inc.	231,400	16,471
Fairfax Financial Holdings Ltd.	41,970	16,372

^ Agrium Inc.	174,700	15,146
Rogers Communications Inc. Class B	316,171	12,386
^ Ritchie Bros Auctioneers Inc.	398,952	7,668
Bank of Montreal	27,947	1,622
Empire Co. Ltd. Class A	4,500	344
		88,320
Chile (0.2%)
Enersis SA ADR	350,783	5,739
Vina Concha y Toro SA	1,035,181	2,022
		7,761
China (3.7%)
Mindray Medical International Ltd. ADR	602,630	22,568
China Construction Bank Corp.	27,083,000	19,032
Bank of China Ltd.	44,122,000	18,075
Industrial & Commercial Bank of China Ltd.	28,486,000	17,853
China Resources Enterprise Ltd.	5,343,030	16,724
* Baidu Inc. ADR	155,209	14,672
* Tsingtao Brewery Co. Ltd.	1,878,000	13,382
China Mobile Ltd.	1,048,000	10,854
Shandong Weigao Group Medical Polymer Co. Ltd.	7,728,000	8,420
Agricultural Bank of China Ltd.	10,201,000	4,170
China Mengniu Dairy Co. Ltd.	1,046,000	3,734
Yingde Gases Group Co. Ltd.	3,088,500	2,837
Shui On Land Ltd.	9,098,000	2,642
* Li Ning Co. Ltd.	1,125,000	558
* Ctrip.com International Ltd. ADR	16,275	531
Giant Interactive Group Inc. ADR	55,130	442
NetEase Inc. ADR	6,771	428
Yip's Chemical Holdings Ltd.	308,000	278
Weiqiao Textile Co.	283,846	170
		157,370
Colombia (0.0%)
Bancolombia SA ADR	7,700	435

Cyprus (0.0%)
Globaltrans Investment plc GDR	34,202	470

Denmark (1.0%)
Carlsberg A/S Class B	186,181	16,648
* Jyske Bank A/S	196,377	7,387
Coloplast A/S Class B	126,435	7,080
GN Store Nord A/S	166,920	3,152
* Vestas Wind Systems A/S	193,478	2,735
* William Demant Holding A/S	27,961	2,310
Novo Nordisk A/S Class B	7,230	1,124
* Topdanmark A/S	27,555	701
* Danske Bank A/S	22,247	379
		41,516
Finland (0.4%)
Sampo	177,335	6,905
Tikkurila Oyj	240,941	5,438
Metso Oyj	91,932	3,114
Tieto Oyj	62,751	1,193
Wartsila OYJ Abp	14,104	613
Cargotec Oyj Class B	10,629	284

*,^ Outokumpu Oyj		151,829	98
			17,645
France (1.8%)
	European Aeronautic Defence and Space Co. NV	480,538	25,709
	BNP Paribas SA	236,481	12,946
	Legrand SA	188,733	8,751
	Sanofi	47,009	4,860
	Air Liquide SA	36,879	4,555
	L'Oreal SA	16,308	2,681
	AXA SA	114,651	2,260
	Euler Hermes SA	21,219	2,141
	Thales SA	40,450	1,888
	Carrefour SA	61,205	1,681
	Neopost SA	23,680	1,568
*	Air France-KLM	155,958	1,400
	Groupe Eurotunnel SA	172,443	1,311
	ArcelorMittal	111,438	1,247
*	Eurofins Scientific	5,603	1,182
	Technip SA	5,835	593
	Edenred	18,613	570
	Total SA	10,245	500
	Nexity SA	9,290	345
	Imerys SA	5,426	333
	SA des Ciments Vicat	5,298	328
			76,849
Germany (1.8%)
*	Deutsche Lufthansa AG	791,249	16,029
	Muenchener Rueckversicherungs AG	66,894	12,289
	Deutsche Boerse AG	151,974	9,994
	Merck KGaA	48,105	7,316
	Fresenius Medical Care AG & Co. KGaA	86,775	6,151
	BASF SE	63,085	5,627
	Volkswagen AG Prior Pfd.	17,453	3,525
	Bayerische Motoren Werke AG	38,792	3,386
	Henkel AG & Co. KGaA Prior Pfd.	30,708	2,884
	Deutsche Telekom AG	244,509	2,849
	Suedzucker AG	44,182	1,368
	E.ON SE	82,458	1,351
*	TUI AG	91,447	1,085
	Siemens AG	9,013	913
	Adidas AG	6,610	714
	GEA Group AG	14,940	529
	Fielmann AG	4,928	515
	Hannover Rueckversicherung SE	6,790	488
	Axel Springer AG	7,979	339
	Gildemeister AG	14,555	323
			77,675
Hong Kong (1.1%)
	Jardine Matheson Holdings Ltd.	298,800	18,033
	Hutchison Whampoa Ltd.	810,000	8,475
	Esprit Holdings Ltd.	4,080,814	6,014
	CLP Holdings Ltd.	479,000	3,872
	HSBC Holdings plc	340,400	3,528
	First Pacific Co. Ltd.	2,081,250	2,225
	Hongkong & Shanghai Hotels	1,253,329	2,030
	Television Broadcasts Ltd.	207,500	1,420

SmarTone Telecommunications Holdings Ltd.	480,661	794
Hong Kong Aircraft Engineering Co. Ltd.	34,800	467
Midland Holdings Ltd.	998,000	372
Goodbaby International Holdings Ltd.	619,000	244
* Next Media Ltd.	2,098,000	221
Texwinca Holdings Ltd.	178,823	166
New World Development Co. Ltd.	104,000	143
Henderson Land Development Co. Ltd.	4,100	24
		48,028
India (0.3%)
ICICI Bank Ltd. ADR	154,100	5,894
CESC Ltd.	1,010,584	5,728
* Idea Cellular Ltd.	862,102	2,052
* Axis Bank Ltd.	33,398	741
Indian Bank	82,605	159
		14,574
Indonesia (0.2%)
Bank Negara Indonesia Persero Tbk PT	12,626,611	5,435
Telekomunikasi Indonesia Persero Tbk PT ADR	31,453	1,344
* Gajah Tunggal Tbk PT	1,297,186	417
Telekomunikasi Indonesia Persero Tbk PT	243,500	271
		7,467
Ireland (1.1%)
Ryanair Holdings plc ADR	581,222	29,950
Dragon Oil plc	756,147	6,580
CRH plc	207,172	4,204
* Bank of Ireland	11,005,742	2,244
Paddy Power plc	25,384	2,178
DCC plc	31,018	1,211
Irish Continental Group plc	22,411	649
* Independent News & Media plc	318,558	22
* Irish Bank Resolution Corp. Ltd.	122,273	—
		47,038
Italy (0.4%)
^ Piaggio & C SPA	2,102,094	5,451
Luxottica Group SPA ADR	88,891	4,494
Fiat Industrial SPA	268,118	2,985
Saipem SPA	121,722	1,976
Luxottica Group SPA	17,912	906
UniCredit SPA	128,263	600
Exor SPA	19,437	576
Davide Campari-Milano SPA	65,460	474
Intesa Sanpaolo SPA (Registered)	277,319	444
* Finmeccanica SPA	28,037	140
		18,046
Japan (10.5%)
Nippon Telegraph & Telephone Corp.	617,700	32,195
Hitachi Ltd.	3,374,000	21,619
Daito Trust Construction Co. Ltd.	217,200	20,465
Namco Bandai Holdings Inc.	1,121,450	18,176
Daiwa House Industry Co. Ltd.	848,000	15,796
Yamaha Motor Co. Ltd.	1,164,400	15,081
Otsuka Holdings Co. Ltd.	449,900	14,855
Sumitomo Mitsui Financial Group Inc.	311,400	14,254
Toyota Motor Corp.	197,800	11,931

SMC Corp.	59,400	11,908
NTT Data Corp.	3,324	11,840
Inpex Corp.	2,671	11,101
* Olympus Corp.	362,000	11,000
Fujitsu Ltd.	2,441,000	10,098
Tokyo Electron Ltd.	195,000	9,859
Kao Corp.	284,400	9,681
Secom Co. Ltd.	155,800	8,471
Mitsubishi UFJ Financial Group Inc.	1,323,700	8,175
East Japan Railway Co.	101,200	7,877
Rohm Co. Ltd.	190,200	7,724
THK Co. Ltd.	362,600	7,608
Yamato Holdings Co. Ltd.	353,000	7,434
Seven & I Holdings Co. Ltd.	195,500	7,160
Dai-ichi Life Insurance Co. Ltd.	4,660	6,690
MS&AD Insurance Group Holdings	254,200	6,439
FUJIFILM Holdings Corp.	290,700	6,394
Astellas Pharma Inc.	108,800	5,911
ITOCHU Corp.	476,600	5,511
Central Japan Railway Co.	42,000	5,119
Alfresa Holdings Corp.	89,200	4,776
Kirin Holdings Co. Ltd.	301,000	4,715
LIXIL Group Corp.	191,400	4,661
Sekisui House Ltd.	299,000	4,320
Toyo Suisan Kaisha Ltd.	126,000	4,192
Tokyo Gas Co. Ltd.	740,000	4,083
Isetan Mitsukoshi Holdings Ltd.	305,300	4,054
Dentsu Inc.	115,600	3,999
Japan Airlines Co. Ltd.	77,300	3,980
Mitsubishi Estate Co. Ltd.	138,000	3,674
Obayashi Corp.	704,000	3,650
KDDI Corp.	69,822	3,636
Nippon Meat Packers Inc.	215,000	3,289
Toyo Seikan Group Holdings Ltd.	209,300	3,222
Mitsubishi Heavy Industries Ltd.	545,000	3,030
USS Co. Ltd.	22,900	2,903
Sumitomo Electric Industries Ltd.	239,100	2,846
Sumitomo Forestry Co. Ltd.	226,000	2,755
Marui Group Co. Ltd.	265,500	2,645
NKSJ Holdings Inc.	98,100	2,331
Sega Sammy Holdings Inc.	91,700	2,298
Dainippon Sumitomo Pharma Co. Ltd.	159,300	2,107
NTT DOCOMO Inc.	1,318	2,050
West Japan Railway Co.	47,800	2,027
JX Holdings Inc.	410,650	1,983
Bridgestone Corp.	53,700	1,831
Hitachi Metals Ltd.	161,000	1,803
Onward Holdings Co. Ltd.	218,000	1,803
Chiba Bank Ltd.	261,000	1,781
Shimizu Corp.	442,000	1,777
Shiseido Co. Ltd.	95,700	1,424
Azbil Corp.	60,900	1,306
Yamada Denki Co. Ltd.	31,740	1,285
Fukuoka Financial Group Inc.	301,000	1,280
Bank of Yokohama Ltd.	247,000	1,274
Kinden Corp.	135,000	1,162
Daihatsu Motor Co. Ltd.	61,000	1,155

SKY Perfect JSAT Holdings Inc.	2,509	1,147
Taiyo Nippon Sanso Corp.	163,000	1,124
Resona Holdings Inc.	224,400	1,093
NSK Ltd.	108,000	1,030
Calsonic Kansei Corp.	217,000	904
Nintendo Co. Ltd.	7,200	848
Nippon Suisan Kaisha Ltd.	361,200	709
Daiwa Securities Group Inc.	75,000	628
Nippo Corp.	34,000	559
Misawa Homes Co. Ltd.	28,000	520
Sony Corp.	24,300	513
Resorttrust Inc.	15,600	492
IT Holdings Corp.	34,900	463
Gulliver International Co. Ltd.	67,900	455
Toyota Industries Corp.	10,400	425
Maeda Road Construction Co. Ltd.	27,000	419
TS Tech Co. Ltd.	13,100	416
Aoyama Trading Co. Ltd.	14,900	396
Seino Holdings Co. Ltd.	45,000	395
Fuji Soft Inc.	16,300	342
Toho Holdings Co. Ltd.	19,400	321
MediPal Holdings Corp.	23,500	319
Konaka Co. Ltd.	27,400	299
Yellow Hat Ltd.	14,700	296
Nihon Unisys Ltd.	39,100	293
Kuroda Electric Co. Ltd.	21,700	289
Suzuken Co. Ltd.	8,300	279
Iwatani Corp.	65,000	229
Geo Holdings Corp.	244	219
Fujitsu Frontech Ltd.	25,500	154
		447,055
Malaysia (0.4%)
Malayan Banking Bhd.	3,402,000	11,161
Tenaga Nasional Bhd.	1,391,600	3,652
AirAsia Bhd.	736,300	741
		15,554
Mexico (0.7%)
America Movil SAB de CV ADR	567,597	12,345
Grupo Financiero Banorte SAB de CV	1,263,361	7,480
America Movil SAB de CV	4,355,933	4,750
Grupo Comercial Chedraui SA de CV	1,083,500	4,005
* Cemex SAB de CV ADR	155,457	1,645
* Grupo Financiero Santander Mexico SAB de CV ADR	102,487	1,456
		31,681
Netherlands (0.8%)
Unilever NV	629,281	24,771
Heineken NV	56,365	3,588
Koninklijke Boskalis Westminster NV	69,661	2,538
Koninklijke KPN NV	782,802	1,624
ASML Holding NV	9,068	716
Randstad Holding NV	9,712	399
Koninklijke Philips NV	4,766	130
TNT Express NV	9,343	70
* PostNL NV	10,477	29
		33,865

New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	692,642	1,206
PGG Wrightson Ltd.	51,996	12
		1,218
Norway (0.9%)
Statoil ASA	932,271	19,259
Schibsted ASA	215,679	9,342
Norsk Hydro ASA	1,488,817	5,970
DNB ASA	174,376	2,529
* Storebrand ASA	44,696	216
		37,316
Philippines (0.1%)
Energy Development Corp.	25,301,500	3,383
Lopez Holdings Corp.	13,467,449	1,590
		4,973
Poland (0.0%)
Bank Pekao SA	10,163	459
Tauron Polska Energia SA	215,055	278
		737
Russia (0.2%)
Sberbank of Russia ADR	582,985	6,615
Lukoil OAO ADR	41,526	2,380
LSR Group GDR	38,340	159
		9,154
Singapore (0.7%)
DBS Group Holdings Ltd.	1,851,000	22,523
Great Eastern Holdings Ltd.	251,000	3,444
GuocoLeisure Ltd.	1,209,000	745
United Industrial Corp. Ltd.	163,000	388
* STATS ChipPAC Ltd.	936,000	265
* Yoma Strategic Holdings Ltd.	137,000	98
		27,463
South Africa (1.4%)
Naspers Ltd.	423,190	31,236
Clicks Group Ltd.	1,951,153	10,941
MTN Group Ltd.	286,120	5,322
Standard Bank Group Ltd.	470,952	5,307
RMI Holdings	938,809	2,391
Nedbank Group Ltd.	69,675	1,237
African Bank Investments Ltd.	682,027	1,126
Old Mutual plc	363,379	1,011
Anglo American plc Ordinary Shares	50,874	988
Remgro Ltd.	37,840	727
Liberty Holdings Ltd.	43,283	524
MMI Holdings Ltd.	97,905	219
		61,029
South Korea (2.7%)
Samsung Electronics Co. Ltd.	24,671	28,836
2 Samsung Electronics Co. Ltd. GDR	33,350	19,381
Hyundai Motor Co.	87,322	17,127
Kia Motors Corp.	212,099	11,454
SK Holdings Co. Ltd.	60,007	8,875
* LG Display Co. Ltd.	186,430	4,448
Shinhan Financial Group Co. Ltd.	116,060	3,805
Hana Financial Group Inc.	127,196	3,680

Woori Finance Holdings Co. Ltd.	272,190	2,499
Kolon Industries Inc.	52,187	2,201
KB Financial Group Inc.	70,489	2,091
LG Uplus Corp.	192,840	2,016
SK Telecom Co. Ltd.	8,519	1,567
NHN Corp.	6,138	1,558
S-1 Corp.	22,916	1,257
KT Corp.	39,440	1,233
Hyundai Mobis Co. Ltd.	4,156	990
Hankook Tire Co. Ltd.	5,487	253
		113,271
Spain (0.2%)
* Banco Santander SA	395,393	2,530
Viscofan SA	38,147	1,910
* Mediaset Espana Comunicacion SA	143,840	1,253
Acerinox SA	122,638	1,143
Acciona SA	19,921	1,050
* Telefonica SA	67,793	872
* Acerinox SA Rights	122,638	63
		8,821
Sweden (2.7%)
Svenska Handelsbanken AB Class A	1,138,555	45,616
Atlas Copco AB Class B	790,469	16,917
Investor AB Class B	459,043	12,321
Volvo AB Class B	870,388	11,615
Swedish Match AB	272,631	9,677
Assa Abloy AB Class B	151,698	5,929
Nordea Bank AB	453,606	5,065
Telefonaktiebolaget LM Ericsson Class B	212,420	2,409
Skandinaviska Enskilda Banken AB Class A	222,624	2,125
Hoganas AB Class B	29,543	1,411
Modern Times Group AB Class B	26,801	1,143
Millicom International Cellular SA	3,402	245
Oriflame Cosmetics SA	6,251	198
		114,671
Switzerland (4.1%)
Roche Holding AG	172,988	42,935
Nestle SA	637,082	41,805
Coca-Cola HBC AG ADR	886,445	20,725
Cie Financiere Richemont SA	226,389	19,965
Schindler Holding AG	131,289	18,267
Novartis AG	164,164	11,628
Geberit AG	42,970	10,645
Adecco SA	38,359	2,185
UBS AG	118,063	2,004
Sonova Holding AG	12,277	1,299
Logitech International SA	104,669	719
Helvetia Holding AG	1,055	426
ABB Ltd.	18,695	405
		173,008
Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,615,287	29,592
Fubon Financial Holding Co. Ltd.	13,957,279	18,958
United Microelectronics Corp.	20,388,000	9,758
Hon Hai Precision Industry Co. Ltd.	2,840,000	6,941
Delta Electronics Inc.	1,030,000	4,678

Taiwan Semiconductor Manufacturing Co. Ltd.	1,235,970	4,474
Yungtay Engineering Co. Ltd.	1,660,000	3,296
Taishin Financial Holding Co. Ltd.	3,987,981	1,751
* Innolux Corp.	2,627,000	1,297
Giant Manufacturing Co. Ltd.	53,000	363
King Yuan Electronics Co. Ltd.	203,000	149
		81,257
Thailand (0.3%)
Advanced Info Service PCL	491,700	4,445
Thanachart Capital PCL	2,256,600	2,703
Bangkok Bank PCL (Foreign)	327,900	2,184
Krung Thai Bank PCL	3,201,200	2,081
* Advanced Info Service PCL (Local)	67,400	609
Krung Thai Bank PCL (Foreign)	913,100	581
PTT Global Chemical PCL	127,400	281
		12,884
Turkey (0.9%)
Turkiye Is Bankasi	4,506,991	13,302
BIM Birlesik Magazalar AS	419,234	9,093
Turkiye Garanti Bankasi AS	1,937,642	8,446
Tupras Turkiye Petrol Rafinerileri AS	134,450	3,283
Turkiye Garanti Bankasi AS ADR	541,000	2,326
KOC Holding AS	324,202	1,554
Ulker Biskuvi Sanayi AS	108,851	789
* Asya Katilim Bankasi AS	622,944	578
		39,371
United Arab Emirates (0.0%)
DP World Ltd.	20,737	321

United Kingdom (7.5%)
Prudential plc	2,428,224	39,636
Royal Dutch Shell plc Class A	993,384	31,743
Rolls-Royce Holdings plc	1,368,819	23,569
Wolseley plc	437,077	20,167
Reckitt Benckiser Group plc	242,525	17,155
Vodafone Group plc	5,043,359	14,453
Bunzl plc	684,465	13,350
British American Tobacco plc	257,989	13,232
WPP plc	488,164	8,344
Hays plc	5,496,106	7,445
Intertek Group plc	152,762	6,790
BP plc	974,302	6,762
Compass Group plc	398,713	5,095
Aggreko plc	199,806	4,994
Diageo plc	171,318	4,913
Capita plc	329,562	4,844
Unilever plc	119,531	4,839
AstraZeneca plc	101,809	4,813
Rightmove plc	122,237	3,875
* Thomas Cook Group plc	1,936,762	3,791
Sage Group plc	633,949	3,276
BHP Billiton plc	125,435	3,198
Informa plc	416,767	3,105
Royal Dutch Shell plc Class B	91,166	3,019
* Lloyds Banking Group plc	2,964,788	2,847
BAE Systems plc	482,427	2,809

ITV plc	1,295,973	2,763
Tesco plc	545,062	2,745
Reed Elsevier plc	235,442	2,677
Associated British Foods plc	100,257	2,645
International Personal Finance plc	343,876	2,613
Provident Financial plc	114,596	2,594
Rio Tinto plc	63,391	2,578
Experian plc	148,198	2,576
Barclays plc	567,441	2,417
G4S plc	662,949	2,337
Rexam plc	294,224	2,135
Carnival plc	58,351	2,028
TUI Travel plc	365,338	1,981
Stagecoach Group plc	404,407	1,938
3i Group plc	370,887	1,904
Spectris plc	61,534	1,785
Smiths Group plc	85,680	1,705
ICAP plc	306,853	1,694
Admiral Group plc	81,159	1,635
Homeserve plc	356,925	1,517
IG Group Holdings plc	148,874	1,315
Glencore Xstrata plc	312,427	1,293
QinetiQ Group plc	406,008	1,115
WH Smith plc	100,150	1,094
Cable & Wireless Communications plc	1,461,553	910
Devro plc	180,755	802
Ladbrokes plc	248,155	754
British Sky Broadcasting Group plc	55,804	672
Mondi plc	52,859	658
Home Retail Group plc	270,351	551
GlaxoSmithKline plc	21,277	532
Millennium & Copthorne Hotels plc	61,041	523
Daily Mail & General Trust plc	43,689	512
* Barratt Developments plc	106,073	499
AMEC plc	32,480	497
IMI plc	26,117	492
Smith & Nephew plc	41,365	463
Centrica plc	81,505	446
Jupiter Fund Management plc	100,087	441
Bwin.Party Digital Entertainment plc	254,834	436
* Perform Group plc	54,194	415
Michael Page International plc	66,652	377
Close Brothers Group plc	24,522	367
Petrofac Ltd.	20,116	366
National Express Group plc	102,274	348
CSR plc	42,081	345
Standard Chartered plc	15,503	337
Northgate plc	29,242	151
Anglo American plc London Shares	7,120	137
GVC Holdings plc	28,002	121
* Connaught plc	103,081	—
		319,300
United States (44.1%)
Consumer Discretionary (7.0%)
Omnicom Group Inc.	742,673	46,692
* Amazon.com Inc.	117,853	32,727
Comcast Corp. Class A	628,072	26,304

McDonald's Corp.	252,274	24,975
Walt Disney Co.	281,439	17,773
* CarMax Inc.	378,869	17,489
Dillard's Inc. Class A	199,094	16,320
Harley-Davidson Inc.	281,453	15,429
Royal Caribbean Cruises Ltd.	426,739	14,227
* Mohawk Industries Inc.	109,636	12,333
CBS Corp. Class B	239,504	11,705
* TripAdvisor Inc.	190,873	11,618
Time Warner Inc.	186,072	10,759
* Bed Bath & Beyond Inc.	139,061	9,859
* Tesla Motors Inc.	91,140	9,791
* priceline.com Inc.	9,343	7,728
Weight Watchers International Inc.	95,471	4,392
* Red Robin Gourmet Burgers Inc.	36,818	2,032
* Smith & Wesson Holding Corp.	124,617	1,244
Cracker Barrel Old Country Store Inc.	11,245	1,064
PetMed Express Inc.	70,811	892
* Multimedia Games Holding Co. Inc.	24,709	644
* TravelCenters of America LLC	37,490	410
* Apollo Group Inc. Class A	21,151	375
* EW Scripps Co. Class A	21,340	332
Destination Maternity Corp.	11,763	289
Ruth's Hospitality Group Inc.	23,318	281
* Overstock.com Inc.	9,904	279
Texas Roadhouse Inc. Class A	11,103	278
* Kirkland's Inc.	14,000	242
* Sun-Times Media Group Inc. Class A	130,959	—
		298,483
Consumer Staples (5.0%)
Tyson Foods Inc. Class A	1,110,798	28,525
Costco Wholesale Corp.	230,177	25,451
CVS Caremark Corp.	409,295	23,403
Coca-Cola Co.	552,264	22,151
Procter & Gamble Co.	270,919	20,858
PepsiCo Inc.	242,391	19,825
Colgate-Palmolive Co.	249,697	14,305
Estee Lauder Cos. Inc. Class A	175,121	11,518
Kroger Co.	277,233	9,576
* Dean Foods Co.	909,846	9,117
Universal Corp.	96,020	5,555
Safeway Inc.	200,976	4,755
* Rite Aid Corp.	1,338,983	3,830
JM Smucker Co.	36,566	3,772
Clorox Co.	43,684	3,632
Sanderson Farms Inc.	43,996	2,922
Kimberly-Clark Corp.	6,414	623
* Omega Protein Corp.	52,359	470
* Pantry Inc.	27,035	329
* Harbinger Group Inc.	31,329	236
* Central Garden and Pet Co. Class A	26,454	183
		211,036
Energy (4.4%)
Exxon Mobil Corp.	305,206	27,575
ConocoPhillips	397,108	24,025
Phillips 66	368,715	21,721

Tesoro Corp.	352,648	18,451
Marathon Petroleum Corp.	255,532	18,158
EOG Resources Inc.	129,912	17,107
Valero Energy Corp.	476,649	16,573
* Ultra Petroleum Corp.	831,110	16,473
National Oilwell Varco Inc.	136,297	9,391
Western Refining Inc.	237,234	6,659
Delek US Holdings Inc.	186,554	5,369
Alon USA Energy Inc.	209,096	3,023
* Green Plains Renewable Energy Inc.	81,984	1,092
* Renewable Energy Group Inc.	35,021	498
* Newpark Resources Inc.	35,586	391
* Exterran Holdings Inc.	10,297	290
		186,796
Exchange-Traded Fund (0.3%)
3 Vanguard FTSE Emerging Markets ETF	366,698	14,221

Financials (6.5%)
Goldman Sachs Group Inc.	198,856	30,077
* Markel Corp.	40,684	21,438
Moody's Corp.	339,884	20,709
JPMorgan Chase & Co.	338,797	17,885
* Berkshire Hathaway Inc. Class B	155,765	17,433
TD Ameritrade Holding Corp.	649,698	15,781
New York Community Bancorp Inc.	1,070,730	14,990
First Republic Bank	328,569	12,643
Franklin Resources Inc.	83,633	11,376
US Bancorp	262,967	9,506
American Express Co.	126,945	9,490
M&T Bank Corp.	83,173	9,295
Assurant Inc.	179,085	9,117
Progressive Corp.	327,879	8,335
SL Green Realty Corp.	86,864	7,661
Legg Mason Inc.	230,188	7,138
* CBRE Group Inc. Class A	257,820	6,023
Chubb Corp.	69,532	5,886
Wells Fargo & Co.	117,318	4,842
Lazard Ltd. Class A	150,579	4,841
* American International Group Inc.	87,760	3,923
Cash America International Inc.	85,483	3,886
RenaissanceRe Holdings Ltd.	43,259	3,754
Piedmont Office Realty Trust Inc. Class A	206,200	3,687
PartnerRe Ltd.	34,937	3,164
* World Acceptance Corp.	28,420	2,471
* PHH Corp.	116,831	2,381
Aspen Insurance Holdings Ltd.	49,633	1,841
First American Financial Corp.	62,033	1,367
Platinum Underwriters Holdings Ltd.	23,749	1,359
Potlatch Corp.	18,956	767
Stewart Information Services Corp.	26,115	684
Republic Bancorp Inc. Class A	27,308	599
CBOE Holdings Inc.	7,520	351
American Equity Investment Life Holding Co.	18,416	289
Union First Market Bankshares Corp.	13,734	283
American Assets Trust Inc.	8,534	263
DuPont Fabros Technology Inc.	10,405	251
Calamos Asset Management Inc. Class A	17,710	186

		275,972
Health Care (4.5%)
Johnson & Johnson	279,593	24,006
WellPoint Inc.	241,609	19,773
* United Therapeutics Corp.	238,542	15,701
* Waters Corp.	155,539	15,562
AbbVie Inc.	351,274	14,522
Cigna Corp.	181,474	13,155
* Illumina Inc.	132,900	9,946
Pfizer Inc.	353,273	9,895
Eli Lilly & Co.	199,890	9,819
* Seattle Genetics Inc.	276,700	8,705
Abbott Laboratories	241,053	8,408
* QIAGEN NV	382,200	7,610
^ PDL BioPharma Inc.	954,302	7,367
Merck & Co. Inc.	149,023	6,922
* Intuitive Surgical Inc.	11,256	5,702
* Molina Healthcare Inc.	143,594	5,339
* Magellan Health Services Inc.	32,679	1,833
* LifePoint Hospitals Inc.	32,769	1,600
* HealthSouth Corp.	51,278	1,477
* Kindred Healthcare Inc.	54,720	718
* Emergent Biosolutions Inc.	47,130	680
* Addus HomeCare Corp.	24,641	486
* Cambrex Corp.	32,835	459
* Repligen Corp.	37,165	306
* Providence Service Corp.	10,189	296
* Triple-S Management Corp. Class B	13,306	286
* Amedisys Inc.	24,215	281
* PharMerica Corp.	20,090	278
* Five Star Quality Care Inc.	40,229	226
		191,358
Industrials (4.1%)
Northrop Grumman Corp.	310,986	25,750
3M Co.	224,326	24,530
Boeing Co.	174,966	17,923
* Alaska Air Group Inc.	339,396	17,649
Southwest Airlines Co.	1,218,184	15,702
Emerson Electric Co.	189,658	10,344
Deere & Co.	115,091	9,351
Alliant Techsystems Inc.	105,819	8,712
Towers Watson & Co. Class A	104,069	8,527
Lincoln Electric Holdings Inc.	133,760	7,660
L-3 Communications Holdings Inc.	59,461	5,098
* Spirit Aerosystems Holdings Inc. Class A	190,539	4,093
General Electric Co.	174,164	4,039
Exelis Inc.	273,552	3,772
Lockheed Martin Corp.	21,610	2,344
Norfolk Southern Corp.	29,827	2,167
* Hawaiian Holdings Inc.	238,232	1,456
* Republic Airways Holdings Inc.	106,831	1,210
SkyWest Inc.	82,745	1,120
* Saia Inc.	24,295	728
* Greenbrier Cos. Inc.	24,491	597
* RPX Corp.	28,264	475
Kimball International Inc. Class B	48,535	471

* Consolidated Graphics Inc.	7,804	367
Raytheon Co.	5,516	365
Huntington Ingalls Industries Inc.	6,345	358
* Engility Holdings Inc.	11,922	339
Argan Inc.	20,418	319
Standex International Corp.	5,537	292
AAR Corp.	12,717	280
FreightCar America Inc.	10,543	179
Barrett Business Services Inc.	1,338	70
		176,287
Information Technology (9.5%)
* eBay Inc.	747,336	38,652
Mastercard Inc. Class A	45,812	26,319
* Google Inc. Class A	29,052	25,577
Microsoft Corp.	632,715	21,848
Computer Sciences Corp.	454,615	19,899
Seagate Technology plc	377,013	16,901
FLIR Systems Inc.	584,508	15,764
Visa Inc. Class A	82,737	15,120
Linear Technology Corp.	405,827	14,951
Accenture plc Class A	204,770	14,735
Dolby Laboratories Inc. Class A	431,348	14,429
Analog Devices Inc.	311,831	14,051
Xilinx Inc.	325,798	12,905
Intel Corp.	494,600	11,979
* Gartner Inc.	203,450	11,595
Cisco Systems Inc.	465,889	11,326
Automatic Data Processing Inc.	152,812	10,523
Paychex Inc.	284,942	10,406
* CACI International Inc. Class A	153,786	9,764
Western Digital Corp.	154,354	9,584
Altera Corp.	255,128	8,417
Oracle Corp.	263,040	8,081
* Teradyne Inc.	447,635	7,865
AOL Inc.	205,165	7,484
* Teradata Corp.	128,570	6,458
* Facebook Inc. Class A	241,526	6,004
* Alliance Data Systems Corp.	25,390	4,596
Heartland Payment Systems Inc.	99,986	3,724
Activision Blizzard Inc.	256,374	3,656
* Sapient Corp.	276,249	3,608
* Kulicke & Soffa Industries Inc.	174,695	1,932
* CoreLogic Inc.	79,906	1,851
* Unisys Corp.	80,796	1,783
* ValueClick Inc.	71,579	1,767
DST Systems Inc.	25,282	1,652
* CSG Systems International Inc.	72,359	1,570
* Euronet Worldwide Inc.	40,109	1,278
Convergys Corp.	62,069	1,082
* Magnachip Semiconductor Corp.	57,252	1,046
IAC/InterActiveCorp	12,348	587
* Benchmark Electronics Inc.	24,984	502
* Photronics Inc.	54,881	442
EarthLink Inc.	67,157	417
Booz Allen Hamilton Holding Corp.	19,381	337
ManTech International Corp. Class A	12,263	320

Lexmark International Inc. Class A	10,149	310
403,097
Materials (2.8%)
Praxair Inc.	213,632	24,602
LyondellBasell Industries NV Class A	275,209	18,235
Bemis Co. Inc.	427,425	16,729
Sigma-Aldrich Corp.	162,531	13,061
Domtar Corp.	153,669	10,219
Rock Tenn Co. Class A	68,018	6,794
*	Graphic Packaging Holding Co.	861,346	6,667
Greif Inc. Class A	83,443	4,395
Boise Inc.	415,368	3,547
Packaging Corp. of America	58,291	2,854
Scotts Miracle-Gro Co. Class A	56,348	2,722
Sonoco Products Co.	56,974	1,970
Minerals Technologies Inc.	43,371	1,793
Olin Corp.	50,967	1,219
PH Glatfelter Co.	42,530	1,067
Myers Industries Inc.	56,409	847
*	Resolute Forest Products Inc.	59,645	786
Neenah Paper Inc.	19,183	609
Worthington Industries Inc.	17,526	556
Schweitzer-Mauduit International Inc.	9,113	455
FutureFuel Corp.	19,296	273
119,400
Telecommunication Services (0.0%)
*	Vonage Holdings Corp.	104,523	296

Utilities (0.0%)
Portland General Electric Co.	34,336	1,050

Total United States	1,877,996
Total Common Stocks (Cost $3,598,569)	4,102,051
Coupon
Temporary Cash Investments (4.6%)[1]
Money Market Fund (4.4%)
[4,5] Vanguard Market Liquidity Fund	0.127%	189,140,406	189,140

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.2%)
[6,7] Fannie Mae Discount Notes	0.110%	8/21/13	2,000	2,000
6,7,
8 Fannie Mae Discount Notes	0.065%	8/28/13	3,000	2,999
[7,9] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	1,000	1,000
9	Federal Home Loan Bank Discount Notes	0.090%	10/11/13	2,000	1,999
7,998
Total Temporary Cash Investments (Cost $197,139)	197,138
Total Investments (101.0%) (Cost $3,795,708)	4,299,189
Other Assets and Liabilities-Net (-1.0%)[5]	(43,435)
Net Assets (100%)	4,255,754

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,731,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of this security represented 0.5% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $20,741,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $5,129,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $800,000 have been segregated as collateral for open forward currency contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Global Equity Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	305,696	1,918,359	—
Common Stocks—United States	1,877,996	—	—
Temporary Cash Investments	189,140	7,998	—
Futures Contracts—Assets[1]	20	—	—
Futures Contracts—Liabilities[1]	(248)	—	—
Forward Currency Contracts—Liabilities	—	(1,016)	—
Total	2,372,604	1,925,341	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Global Equity Fund

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	136	54,376	(924)
FTSE 100 Index	September 2013	116	10,841	(280)
Dow Jones EURO STOXX 50 Index	September 2013	299	10,097	(322)
Topix Index	September 2013	71	8.084	158
S&P ASX 200 Index	September 2013	39	4,256	(35)

Unrealized appreciation (depreciation) on open S&P 500 Index, FTSE 100 Index, and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital
Services Inc.	9/25/13	GBP	7,346	USD	11,497	(330)
Morgan Stanley Capital
Services Inc.	9/25/13	EUR	8,056	USD	10,803	(313)
Morgan Stanley Capital
Services Inc.	9/18/13	JPY	788,551	USD	8,146	(192)
Morgan Stanley Capital
Services Inc.	9/24/13	AUD	4,695	USD	4,447	(181)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Global Equity Fund

E. At June 30, 2013, the cost of investment securities for tax purposes was $3,798,713,000. Net unrealized appreciation of investment securities for tax purposes was $500,476,000, consisting of unrealized gains of $646,329,000 on securities that had risen in value since their purchase and $145,853,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of June 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.5%)
	Hanesbrands Inc.	44,600	2,293
	Domino's Pizza Inc.	39,300	2,285
	Brinker International Inc.	54,200	2,137
	Thor Industries Inc.	40,900	2,012
*	ANN Inc.	55,700	1,849
	Brown Shoe Co. Inc.	85,600	1,843
*	Smith & Wesson Holding Corp.	181,500	1,811
	Service Corp. International	99,800	1,799
	Dillard's Inc. Class A	21,850	1,791
	Regal Entertainment Group Class A	95,700	1,713
	Buckle Inc.	32,700	1,701
*	Conn's Inc.	32,300	1,672
*	Papa John's International Inc.	25,115	1,642
*	Journal Communications Inc. Class A	209,375	1,568
	Brunswick Corp.	48,800	1,559
*	Red Robin Gourmet Burgers Inc.	25,600	1,413
	Foot Locker Inc.	40,100	1,409
	Movado Group Inc.	40,100	1,357
*	AMC Networks Inc. Class A	20,700	1,354
	Cheesecake Factory Inc.	30,800	1,290
	Chico's FAS Inc.	75,000	1,280
*	Tenneco Inc.	22,000	996
	Dana Holding Corp.	48,600	936
	Sturm Ruger & Co. Inc.	17,300	831
	Cracker Barrel Old Country Store Inc.	7,700	729
*	Overstock.com Inc.	23,100	651
*	Jack in the Box Inc.	15,100	593
*	Sonic Corp.	40,300	587
*	Grand Canyon Education Inc.	12,600	406
	Big 5 Sporting Goods Corp.	15,800	347
	Winmark Corp.	5,300	344
*	New York & Co. Inc.	53,400	339
*	EW Scripps Co. Class A	21,100	329
	Cooper Tire & Rubber Co.	9,600	318
*	Starz	14,118	312
*	Universal Electronics Inc.	10,600	298
*	Children's Place Retail Stores Inc.	5,200	285
	Valassis Communications Inc.	11,400	280
*	Marriott Vacations Worldwide Corp.	6,400	277
	Belo Corp. Class A	14,400	201
	PetMed Express Inc.	15,800	199
	Stewart Enterprises Inc. Class A	13,400	175
	Destination Maternity Corp.	6,000	148
*	Express Inc.	7,000	147
*	Hovnanian Enterprises Inc. Class A	25,700	144
*	Asbury Automotive Group Inc.	3,500	140
	OfficeMax Inc.	11,900	122
*	Bally Technologies Inc.	2,100	119
	Ameristar Casinos Inc.	4,500	118

Standard Motor Products Inc.	3,200	110
* Office Depot Inc.	28,100	109
		46,368
Consumer Staples (3.6%)
Nu Skin Enterprises Inc. Class A	38,500	2,353
* Pilgrim's Pride Corp.	139,950	2,091
* Rite Aid Corp.	653,400	1,869
* Dean Foods Co.	130,300	1,306
Universal Corp.	18,500	1,070
Sanderson Farms Inc.	10,700	711
* USANA Health Sciences Inc.	8,500	615
* WhiteWave Foods Co. Class B	40,127	610
* SUPERVALU Inc.	48,800	303
Village Super Market Inc. Class A	5,500	182
* Seneca Foods Corp. Class A	4,400	135
Inter Parfums Inc.	3,800	108
		11,353
Energy (4.9%)
Bristow Group Inc.	25,900	1,692
* EPL Oil & Gas Inc.	57,200	1,679
* Rosetta Resources Inc.	35,600	1,514
Western Refining Inc.	52,800	1,482
RPC Inc.	93,700	1,294
Delek US Holdings Inc.	44,400	1,278
HollyFrontier Corp.	29,434	1,259
* Exterran Holdings Inc.	42,900	1,206
* Vaalco Energy Inc.	158,300	905
* Hercules Offshore Inc.	118,400	834
Alon USA Energy Inc.	39,900	577
* Stone Energy Corp.	25,400	560
EXCO Resources Inc.	66,800	510
* Parker Drilling Co.	77,100	384
* Era Group Inc.	11,000	288
		15,462
Financials (23.8%)
CNO Financial Group Inc.	171,000	2,216
* American Capital Ltd.	164,300	2,082
Protective Life Corp.	53,300	2,047
Nelnet Inc. Class A	51,148	1,846
* World Acceptance Corp.	20,800	1,808
* Portfolio Recovery Associates Inc.	11,500	1,767
CapitalSource Inc.	186,800	1,752
Cathay General Bancorp	83,200	1,693
* Credit Acceptance Corp.	15,712	1,651
Webster Financial Corp.	64,030	1,644
Glacier Bancorp Inc.	70,400	1,562
Platinum Underwriters Holdings Ltd.	27,200	1,556
Primerica Inc.	41,500	1,554
Umpqua Holdings Corp.	102,500	1,539
Chemical Financial Corp.	57,900	1,505
* Nationstar Mortgage Holdings Inc.	38,250	1,432
* Encore Capital Group Inc.	42,200	1,397
Susquehanna Bancshares Inc.	108,700	1,397
Associated Banc-Corp	89,700	1,395
Extra Space Storage Inc.	31,800	1,333
WesBanco Inc.	49,411	1,306

* Howard Hughes Corp.	11,600	1,300
* Popular Inc.	41,800	1,268
Omega Healthcare Investors Inc.	40,600	1,259
Corrections Corp. of America	37,012	1,254
Montpelier Re Holdings Ltd.	47,100	1,178
National Retail Properties Inc.	34,200	1,177
Home Properties Inc.	17,600	1,151
CBL & Associates Properties Inc.	50,900	1,090
EPR Properties	20,900	1,051
Washington Federal Inc.	55,000	1,038
Retail Properties of America Inc.	71,300	1,018
Lexington Realty Trust	86,300	1,008
RLJ Lodging Trust	43,600	981
Brandywine Realty Trust	72,400	979
PrivateBancorp Inc.	46,000	976
DCT Industrial Trust Inc.	132,700	949
Medical Properties Trust Inc.	64,100	918
Oritani Financial Corp.	55,800	875
* St. Joe Co.	41,100	865
Pennsylvania REIT	44,100	833
* Sunstone Hotel Investors Inc.	68,800	831
Inland Real Estate Corp.	80,400	822
Ryman Hospitality Properties	20,900	815
* Flagstar Bancorp Inc.	58,400	815
Ramco-Gershenson Properties Trust	51,900	806
* FelCor Lodging Trust Inc.	133,800	791
Geo Group Inc.	23,000	781
Apartment Investment & Management Co. Class A	25,900	778
Highwoods Properties Inc.	21,300	759
Franklin Street Properties Corp.	57,300	756
Heartland Financial USA Inc.	25,800	709
Universal Health Realty Income Trust	16,200	699
Ashford Hospitality Trust Inc.	59,400	680
Select Income REIT	23,800	667
Coresite Realty Corp.	20,600	655
Investors Real Estate Trust	75,600	650
BioMed Realty Trust Inc.	31,500	637
One Liberty Properties Inc.	28,300	621
First Potomac Realty Trust	47,300	618
Union First Market Bankshares Corp.	28,700	591
* Forestar Group Inc.	27,100	544
Home BancShares Inc.	20,600	535
First American Financial Corp.	22,100	487
Federated Investors Inc. Class B	16,300	447
First Interstate Bancsystem Inc.	20,400	423
* Piper Jaffray Cos.	13,000	411
Horace Mann Educators Corp.	10,900	266
Synovus Financial Corp.	90,000	263
Trico Bancshares	11,500	245
FBL Financial Group Inc. Class A	5,400	235
Sterling Financial Corp.	9,600	228
Wilshire Bancorp Inc.	33,600	222
STAG Industrial Inc.	10,800	215
Mack-Cali Realty Corp.	7,400	181
Provident Financial Services Inc.	10,700	169
FirstMerit Corp.	8,220	165
* Central Pacific Financial Corp.	8,400	151

* Forest City Enterprises Inc. Class A	8,100	145
United Fire Group Inc.	5,000	124
CapLease Inc.	14,500	122
Enterprise Financial Services Corp.	6,900	110
Douglas Emmett Inc.	4,200	105
GAMCO Investors Inc.	1,870	104
		76,028
Health Care (11.8%)
* PAREXEL International Corp.	43,800	2,012
* Cubist Pharmaceuticals Inc.	40,500	1,956
Community Health Systems Inc.	41,300	1,936
* Charles River Laboratories International Inc.	43,500	1,785
* Cyberonics Inc.	33,900	1,761
* Alkermes plc	61,100	1,752
^ PDL BioPharma Inc.	214,400	1,655
* Magellan Health Services Inc.	28,400	1,593
Chemed Corp.	20,500	1,485
West Pharmaceutical Services Inc.	20,700	1,454
* Gentiva Health Services Inc.	125,000	1,245
* SurModics Inc.	60,931	1,219
Questcor Pharmaceuticals Inc.	26,400	1,200
* Salix Pharmaceuticals Ltd.	17,600	1,164
STERIS Corp.	24,800	1,063
* Molina Healthcare Inc.	28,500	1,060
* Auxilium Pharmaceuticals Inc.	60,900	1,013
Select Medical Holdings Corp.	123,200	1,010
* Thoratec Corp.	31,000	971
* Bio-Reference Labs Inc.	31,900	917
* ICU Medical Inc.	12,300	886
* Isis Pharmaceuticals Inc.	30,100	809
* United Therapeutics Corp.	11,600	764
* Medicines Co.	22,800	701
* Nektar Therapeutics	57,700	666
* AMN Healthcare Services Inc.	42,800	613
* Sirona Dental Systems Inc.	8,200	540
Meridian Bioscience Inc.	25,100	540
* Santarus Inc.	25,600	539
Cantel Medical Corp.	13,700	464
National Research Corp. Class B	12,100	423
* NPS Pharmaceuticals Inc.	27,400	414
* Corvel Corp.	11,400	334
Abaxis Inc.	6,600	314
* Bruker Corp.	18,500	299
* Quidel Corp.	9,200	235
* MedAssets Inc.	11,900	211
* PharMerica Corp.	11,600	161
* Seattle Genetics Inc.	3,800	120
* Brookdale Senior Living Inc. Class A	4,500	119
CONMED Corp.	2,800	87
* Symmetry Medical Inc.	10,000	84
		37,574
Industrials (16.1%)
AO Smith Corp.	57,400	2,082
* US Airways Group Inc.	124,400	2,043
Crane Co.	33,100	1,983
Lincoln Electric Holdings Inc.	34,300	1,964

* Alaska Air Group Inc.	37,200	1,934
EnerSys Inc.	38,676	1,897
Trinity Industries Inc.	49,300	1,895
* Terex Corp.	70,300	1,849
* AECOM Technology Corp.	57,900	1,841
* Oshkosh Corp.	47,900	1,819
Mine Safety Appliances Co.	38,200	1,778
Hyster-Yale Materials Handling Inc.	28,184	1,770
Deluxe Corp.	50,000	1,733
AMERCO	10,500	1,700
Generac Holdings Inc.	44,500	1,647
Steelcase Inc. Class A	112,400	1,639
GATX Corp.	27,200	1,290
Apogee Enterprises Inc.	52,300	1,255
AZZ Inc.	31,400	1,211
* USG Corp.	50,300	1,159
G&K Services Inc. Class A	22,500	1,071
Mueller Water Products Inc. Class A	153,600	1,061
Standex International Corp.	19,800	1,044
* Swift Transportation Co.	62,500	1,034
Carlisle Cos. Inc.	15,400	960
ITT Corp.	27,500	809
Altra Holdings Inc.	28,200	772
* American Woodmark Corp.	20,600	715
* Taser International Inc.	74,700	636
LB Foster Co. Class A	13,200	570
* Saia Inc.	18,750	562
Alliant Techsystems Inc.	6,600	543
* Republic Airways Holdings Inc.	43,900	497
United Stationers Inc.	14,400	483
* Greenbrier Cos. Inc.	19,600	478
* Consolidated Graphics Inc.	9,800	461
John Bean Technologies Corp.	21,800	458
UniFirst Corp.	5,000	456
US Ecology Inc.	15,031	412
* MRC Global Inc.	13,500	373
Kforce Inc.	25,300	369
Valmont Industries Inc.	2,500	358
* ICF International Inc.	10,200	321
* Trex Co. Inc.	6,600	313
SkyWest Inc.	22,900	310
Quad/Graphics Inc.	12,800	308
American Railcar Industries Inc.	9,100	305
Kimball International Inc. Class B	25,900	252
* Ducommun Inc.	11,500	245
RR Donnelley & Sons Co.	9,900	139
* Columbus McKinnon Corp.	6,000	128
Allegiant Travel Co. Class A	1,100	117
Lindsay Corp.	1,200	90
Alamo Group Inc.	2,200	90
		51,229
Information Technology (16.3%)
* Cadence Design Systems Inc.	154,800	2,242
* CommVault Systems Inc.	27,700	2,102
Broadridge Financial Solutions Inc.	77,800	2,068
MAXIMUS Inc.	27,366	2,038
AOL Inc.	52,700	1,923

* Brocade Communications Systems Inc.	310,000	1,786
* Anixter International Inc.	23,200	1,759
* Manhattan Associates Inc.	22,700	1,752
* CACI International Inc. Class A	27,250	1,730
* Ciena Corp.	87,000	1,690
* Gartner Inc.	29,600	1,687
* Tech Data Corp.	35,700	1,681
* SYNNEX Corp.	39,100	1,653
* Aspen Technology Inc.	56,000	1,612
* Advanced Energy Industries Inc.	92,200	1,605
* Spansion Inc. Class A	126,600	1,585
* CoreLogic Inc.	67,300	1,559
* Zebra Technologies Corp.	34,600	1,503
* Kulicke & Soffa Industries Inc.	135,000	1,493
* Unisys Corp.	67,012	1,479
* Global Cash Access Holdings Inc.	181,600	1,137
Heartland Payment Systems Inc.	27,300	1,017
Jack Henry & Associates Inc.	21,300	1,004
* NCR Corp.	29,400	970
* Itron Inc.	22,400	950
Booz Allen Hamilton Holding Corp.	51,500	895
* Applied Micro Circuits Corp.	101,600	894
* SunEdison Inc.	107,100	875
* Silicon Graphics International Corp.	57,500	769
* Magnachip Semiconductor Corp.	38,900	711
* ARRIS Group Inc.	47,500	682
* Benchmark Electronics Inc.	31,100	625
Plantronics Inc.	13,800	606
* RF Micro Devices Inc.	111,500	597
* TeleTech Holdings Inc.	24,800	581
* Seachange International Inc.	38,800	454
Lender Processing Services Inc.	13,600	440
* Sanmina Corp.	27,500	395
* Electronics for Imaging Inc.	11,500	325
* Quantum Corp.	233,900	320
* CSG Systems International Inc.	14,100	306
* MaxLinear Inc.	40,800	286
* Acxiom Corp.	11,000	249
* XO Group Inc.	22,000	246
* Sigma Designs Inc.	45,600	230
DST Systems Inc.	3,500	229
* DSP Group Inc.	23,700	197
* Euronet Worldwide Inc.	6,100	194
Daktronics Inc.	16,900	173
* PTC Inc.	6,100	150
* Advanced Micro Devices Inc.	32,800	134
* Newport Corp.	9,500	132
* TeleCommunication Systems Inc. Class A	49,700	116
* Aviat Networks Inc.	42,900	112
* ValueClick Inc.	4,200	104
		52,052
Materials (4.8%)
NewMarket Corp.	7,500	1,969
Westlake Chemical Corp.	17,400	1,678
* Chemtura Corp.	81,100	1,646
Worthington Industries Inc.	42,000	1,332
* Graphic Packaging Holding Co.	167,600	1,297

PH Glatfelter Co.			50,200	1,260
Schweitzer-Mauduit International Inc.			24,100	1,202
Neenah Paper Inc.			34,444	1,094
Myers Industries Inc.			68,200	1,024
Packaging Corp. of America			13,000	636
* SunCoke Energy Inc.			27,200	381
* Headwaters Inc.			38,000	336
A Schulman Inc.			12,000	322
Minerals Technologies Inc.			7,300	302
Kaiser Aluminum Corp.			4,000	248
* Louisiana-Pacific Corp.			14,300	212
Tredegar Corp.			8,100	208
Quaker Chemical Corp.			2,000	124
US Silica Holdings Inc.			4,500	94
				15,365
Telecommunication Services (1.1%)
Atlantic Tele-Network Inc.			24,600	1,222
* Premiere Global Services Inc.			75,400	910
* Vonage Holdings Corp.			292,900	829
IDT Corp. Class B			23,300	435
Shenandoah Telecommunications Co.			13,900	232
				3,628
Utilities (2.6%)
Black Hills Corp.			40,900	1,994
Portland General Electric Co.			60,500	1,851
American States Water Co.			32,500	1,744
Otter Tail Corp.			38,900	1,105
UNS Energy Corp.			20,800	930
MGE Energy Inc.			8,500	465
Chesapeake Utilities Corp.			5,700	294
				8,383
Total Common Stocks (Cost $256,868)				317,442
	Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.127%		2,841,345	2,841

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.110%	8/21/13	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/25/13	100	100
				200
Total Temporary Cash Investments (Cost $3,041)				3,041
Total Investments (100.4%) (Cost $259,909)				320,483
Other Assets and Liabilities-Net (-0.4%)[3]				(1,428)
Net Assets (100%)				319,055

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $429,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $445,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	317,442	—	—
Temporary Cash Investments	2,841	200	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	320,280	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Strategic Small-Cap Equity Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2013	17	1,657	(16)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2013, the cost of investment securities for tax purposes was $259,909,000. Net unrealized appreciation of investment securities for tax purposes was $60,574,000, consisting of unrealized gains of $65,689,000 on securities that had risen in value since their purchase and $5,115,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.